Goodwill and intangible assets - Goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 3,893	£ 3,891
Intangibles	4,168	4,057
Total	8,061	7,948
Head Office
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	42	42
Intangibles	5	4
Total	47	46
Barclays UK | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,560	3,560
Intangibles	1,233	1,618
Total	4,793	5,178
Barclays International | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	291	289
Intangibles	2,930	2,435
Total	£ 3,221	£ 2,724